Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Employee future benefits (Note 25)	$ 905	$ 832
Customer and other deposits	132	70
AROs (Note 3)	130	148
Stock-based compensation plans (Note 21)	86	83
Manufactured gas plant site remediation	69	48
Fair value of derivatives (Note 27)	50	68
Mine reclamation obligations	47	43
Retail energy contract	46	0
Deferred compensation plan (Note 9)	43	33
Operating leases	33	38
Other	58	83
Other liabilities	$ 1,599	$ 1,446